SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Level 3 liabilities (Details) - USD ($)	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Changes in Level 3 liabilities
Loss on change in fair value of Forward Purchase Agreement Liability	$ (4,210,000)				$ 0	$ (10,310,000)	$ 0	$ (2,770,000)
Level 3 liabilities measured at fair value				$ 0			$ 0
Forward purchase agreement
Changes in Level 3 liabilities
Fair value beginning balance	8,870,000	$ 3,330,000	$ 2,770,000			2,770,000
Loss on change in fair value of Forward Purchase Agreement Liability	4,210,000	5,540,000	560,000					2,770,000
Fair value ending balance	$ 13,080,000	$ 8,870,000	$ 3,330,000			$ 13,080,000		2,770,000
Overallotment liability
Changes in Level 3 liabilities
Issuance								52,147
Exercise								$ (52,147)